Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Income Tax Uncertainties [Abstract]
Balance at beginning of the year	¥ 117,468	$ 17,031	¥ 593
Additions	0	0	117,468
Decreases	0	0	0
Settlement	(102,468)	(14,856)	(593)
Balance at end of the year	¥ 15,000	$ 2,175	¥ 117,468